USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2024
Use Of Accounting Assumptions, Estimates And Judgements [Abstract]
USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income and expenses.
Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.
Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 9 PROPERTY, PLANT AND EQUIPMENT
NOTE 11 PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 18 INCOME TAX
NOTE 24 PAYMENTS MADE UNDER PROTEST
NOTE 25 OTHER INVESTMENTS
Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 24 PAYMENTS MADE UNDER PROTEST
NOTE 25 OTHER INVESTMENTS
NOTE 26 CONTINGENCIES

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral resources and mineral reserves estimates
The Group is required to determine and report mineral resources and mineral reserves in accordance with the South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (“SAMREC Code”) 2016 edition. In order to calculate mineral resources and mineral reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral resources and mineral reserves requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral resources and mineral reserves change from period to period and because additional geological data is generated during the course of operations, estimates of mineral resources and mineral reserves may change from period to period. Mineral resources and mineral reserves estimates prepared by management are reviewed by independent mineral resources and mineral reserves experts.
Changes in reported mineral resources and mineral reserves may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;
•decommissioning, site restoration and environmental provisions may change where changes in estimated mineral resources and mineral reserves affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.

Depreciation
The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral resources and mineral reserves. These factors could include:
•changes in mineral resources and mineral reserves;
•the grade of mineral resources and mineral reserves may vary from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites including planned extraction efficiencies; and
•changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
ACCOUNTING JUDGEMENTS
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The contract must also be enforceable. To assess whether a contract conveys the right to control the use of an identified asset, requires judgement particularly on contracts with service contractors, which may contain embedded leases.
The Group assesses whether:
•the contract involves the use of an identified asset;
•the Group has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and
•the Group has the right to direct the use of the asset.
At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relevant stand-alone prices. However, for the lease of land and buildings in which it is a lessee, the Group has elected not to separate non-lease components and account for the lease and non-lease component as a single lease component.
Some property leases contain options to renew under the contract. Judgement is applied in whether the renewable option periods must be included in the lease term i.e. it is reasonably certain that the option to renew will be exercised. In applying judgement, the Group also considers whether the lease term is commensurate with estimated future mine plan requirements and environmental rehabilitation obligations associated with the property post reclamation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Estimates of future environmental rehabilitation costs are determined with the assistance of an independent expert and are based on the Group’s environmental management plans which are developed in accordance with regulatory requirements as well as the life-of-mine plan (as discussed in note 9 to the consolidated financial statements) which influences the estimated timing of the rehabilitation cash outflows and the planned method of rehabilitation which in turn is influenced by developments in trends and technology.
An average discount rate ranging between 10.1% and 10.6% (2023: between 10.8% and 11.1%), average inflation rate of 5.6% (2023: 5.7%) and the discount periods as per the expected life-of-mine were used in the calculation of the estimated net present value of the rehabilitation liability.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Management periodically evaluates positions taken where tax regulations are subject to interpretation. This includes the treatment of both Ergo and FWGR as single mining operations respectively, pursuant to the relevant ring-fencing legislation.
The deferred tax liability is calculated by applying a forecast weighted average tax rate that is based on a prescribed formula. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates and are inherently uncertain and could change materially over time. These assumptions and estimates include expected future profitability and timing of the reversal of the temporary differences. Due to the forecast weighted average tax rate being based on a prescribed formula that increases the effective tax rate with an increase in forecast future profitability, and vice versa, the tax rate can vary significantly year on year and can move contrary to current period financial performance.
A 100 basis points increase in the effective tax rate will result in an increase in the net deferred tax liability at 30 June 2024 of approximately R35.8 million (2023: R22.8 million; 2022: R18.7 million).
The assessment of the probability that future taxable profits will be available against which the tax losses and unredeemed capital expenditure can be utilised requires the use of assumptions and estimates and are inherently uncertain and could change materially over time.
Capital expenditure is assessed by the South African Revenue Service (“SARS”) when it is redeemed against taxable mining income rather than when it is incurred. A different interpretation by SARS regarding the deductibility of these capital allowances may therefore become evident subsequent to the year of assessment when the capital expenditure is incurred.

ACCOUNTING POLICIES
Income tax expense comprises current and deferred tax. Each company is taxed as a separate entity and tax is not set-off between the companies.

Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment on tax payable or receivable in respect of the previous year. Amounts are recognised in profit or loss except to the extent that it relates to items recognised directly in equity or other comprehensive income. The current tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the reporting date.

Deferred tax
Deferred tax is recognised in respect of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax is not recognised on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit.
Deferred tax assets relating to unutilised tax losses and unutilised capital allowances are recognised to the extent that it is probable that future taxable profits will be available against which the unutilised tax losses and unutilised capital allowances can be utilised. The recoverability of these assets is reviewed at each reporting date and adjusted if recovery is no longer probable.
Deferred tax related to gold mining income is measured at a forecast weighted average tax rate that is expected to be applied to temporary differences when they reverse, using tax rates enacted or substantially enacted at the reporting date. The calculation of the forecast weighted average tax rate requires the use of assumptions and estimates, including the Group’s life-of-mine plan (as discussed in note 9 to the consolidated financial statements) that is applied to calculate the expected future profitability.

SIGNIFICANT ACCOUNTING JUDGEMENTS
Payments made under protest
The determination of whether the payments made under protest give rise to an asset or a contingent asset or neither, required the use of significant judgement. The definition of an asset in the conceptual framework was applied as well as the considerations in the outcome of the IFRS Interpretations Committee (“IFRIC”) agenda decision – Deposits relating to taxes other than income tax (IAS 37 Provisions, Contingent Liabilities and Contingent Assets) (“IFRIC Agenda Decision”) published in January 2019. The IFRIC Agenda Decision has a similar fact pattern to that of the payments made under protest. With the consideration of the facts and circumstances surrounding the payments made under protest in applying the definition of an asset and the IFRIC Agenda Decision management considered the following:
•payments were made under protest and without prejudice or admission of liability. Such payments were not made as a settlement of debt or recognition of expenditure;
•the Group therefore retains a right to recover the payments from the City of Ekurhuleni Metropolitan Municipality (“Municipality”) if the Group is successful in the Main Application (as defined below);
•if the Group is not successful in the Main Application, the payments will be used to settle the resultant liability to the Municipality; and
•these two possible outcomes (i.e. success in the Main Application or not) therefore, will lead to economic benefits to the Group.
Therefore, the right to recover the payments made under protest is not a contingent asset because it meets the definition and recognition criteria of an asset.
No specific guidance exists in developing an accounting policy for such asset. Therefore, management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of these financial statements and information that can be relied upon.
Contingent liabilities
The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The discounted amount of the payments made under protest is determined using assumptions about the future that are inherently uncertain and can change materially over time and includes the discount rate and discount period.
These assumptions about the future include estimating the timing of concluding on the Main Application, i.e. the discount period, the ultimate settlement terms, the discount rate applied and the assessment of recoverability.
ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on the Rand Refinery board. Therefore, judgement had to be applied to ascertain whether significant influence exists, and if the investment should be accounted for as an associate under IAS 28 Investments in Associates and Joint Ventures. The director representation is not considered significant influence, as it does not constitute meaningful representation. It represents 11.11% of the entire board and is proportional to the 11% shareholding that the Group has.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimises the use of unobservable inputs. Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.
SIGNIFICANT ACCOUNTING JUDGEMENTS
The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.
Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.